DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

Divestiture of 2C intra-regional business and loan-facilitation related service

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019.

Results of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Revenues
To consumers
Transaction facilitation revenue	481,055	391,447	—	—
Loan facilitation revenue	1,568,705	1,141,981	—	—
Total revenues	2,049,760	1,533,428	—	—

Cost of revenues	(427,548)	(296,347)	—	—
Gross profit	1,622,212	1,237,081	—	—

Operating expenses
Sales and marketing	(1,010,446)	(1,018,483)	—	—
Research and development	(185,488)	(155,168)	—	—
General and administrative	(504,066)	(486,098)	—	—
Losses from guarantee liabilities	2,483	(168,212)	—	—
Impairment for net assets transferred	—	—	(407,709)	(420,000)
Total operating expenses	(1,697,517)	(1,827,961)	(407,709)	(420,000)

Loss from operations	(75,305)	(590,880)	(407,709)	(420,000)
Interest income, net	(81,128)	(14,355)	—	—
Other expenses, net	(14,965)	(4,468)	—	—
Loss from the divestiture of 2C intra-regional and loan facilitation business	—	—	—	(14,745)
Foreign exchange gain	—	534	—	—
Loss from discontinued operations before income tax expense	(171,398)	(609,169)	(407,709)	(434,745)
Income tax expense	(12,941)	(2,992)	—	—
Net loss from discontinued operations	(184,339)	(612,161)	(407,709)	(434,745)

3. DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of 2C intra-regional business and loan-facilitation related service (continued)

In the three months ended December 31, 2019, the Company transferred the legal titles of assets and liabilities in relation to the historically-facilitated loans for XW bank to Golden Pacer as one of the pre-closing conditions with no consideration exchanged. The transaction contemplated under the definitive and supplemental agreements was closed upon the signing of the supplemental agreements on April 23, 2020. Due to the legal titles of the assets and liabilities being transferred prior to year-end of 2019 while the transaction was not closed until April 23, 2020, these pre-transferred assets and liabilities were reclassified on a net basis under the name of “Net assets transferred” as of March 31, 2020. During the fiscal year ended March 31, 2021, the “Net assets transferred” was further impaired in the value due to the ongoing negative impacts from the COVID-19 pandemic and the continuously deteriorated quality of the underlying pre-transferred net assets.

The cash flow summary of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

	For the year ended December 31,
	2018	2019
	RMB	RMB
Net cash used in operating activities	(808,893)	(821,185)
Net cash generated from investing activities	(4,642)	(187)

3. DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of 2B business

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business. The transaction was completed on April 14, 2020 for a total consideration of US$105.0 million, and a total of RMB736.0 million disposal gain was recognized from the divestiture of 2B business and was recorded in the discontinued operations.

Results of the discontinued operations of 2B business were as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Transaction facilitation revenue	606,599	283,711	22,426	5,198
Cost of revenues	(292,595)	(157,653)	(15,109)	(1,384)
Gross profit	314,004	126,058	7,317	3,814

Operating expenses
Sales and marketing	(187,811)	(120,082)	(22,453)	(8,063)
Research and development	(19,429)	(13,629)	(2,970)	—
General and administrative	(108,949)	(42,636)	(14,415)	(1,218)
Provision for credit losses	—	—	(14,947)	—
Total operating expenses	(316,189)	(176,347)	(54,785)	(9,281)

Gain from the divestiture of 2B business	—	—	—	735,956
Net (loss)/income from discontinued operations	(2,185)	(50,289)	(47,468)	730,489

3. DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of 2B business (continued)

Assets and liabilities classified as held for sale of 2B business were as follows:

March 31,
2020
RMB

Advance from buyers collected on behalf of sellers	89,096
Other payables and other current liabilities	53,913
Total liabilities held for sale	143,009

The condensed cash flows of the discontinued operations of 2B business were as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Net cash (used in)/generated from operating activities	(20,699)	2,338	(34,967)	(9,491)
Net cash (used in)/generated from investing activities	(40,180)	1,159	(25)	—